UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22077

Prospector Funds, Inc.
(Exact name of registrant as specified in charter)

370 Church St., Guilford, CT 06437
(Address of principal executive offices) (Zip code)

Prospector Partners Asset Management, LLC, 370 Church St., Guilford, CT 06437
(Name and address of agent for service)

(203) 458-1500
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2009

Date of reporting period:  June 30, 2009

Item 1. Report to Stockholders.

Prospector Capital Appreciation Fund
Prospector Opportunity Fund

Semi-Annual Report

www.prospectorfunds.com	June 30, 2009

PROSPECTOR FUNDS, INC.

July 20, 2009

To the Shareholders and Directors of Prospector Capital Appreciation Fund and Prospector Opportunity Fund:

This year’s first three months might just as well have been part of 2008 — gut wrenching investor panic and new equity market low for this cycle reached on March 6, 2009.  Then, suddenly and without much in the way of visible economic improvement, the just ended June quarter was one of the best we can remember.  Despite the turnaround penning this letter wasn’t easy.  Coastal Connecticut’s unending rain doesn’t help, nor the weak economic data, nor the residual fear generated by the recent lows, but there were bigger problems.  As long time contrarians we find today’s exceptionally high investor cash positions a powerful investment positive. Unfortunately, it’s a lot easier to write about our fears when times are good than our hopes when times are not.  Most daunting is the unusual, runaway U.S. dollar creation.  Ironically, this doubles as a bullish near term factor.  The Federal Government’s continued interventions (perhaps necessary short-term) in huge sectors — housing, autos, banking and now possibly energy and healthcare — have serious long-term consequences. These interventions, unprecedented expansionary fiscal/monetary policies and the ever nearing Medicaid and Social Security expense explosion portend debt debasement, inflation and foreign exchange turmoil.  Not a pretty picture, but one where equities and related securities are likely to have better returns over time than bonds.

Prospector Capital Appreciation Fund Highlights

The Fund has seen normal activity ebb and flow.  Outstanding individual positions included Lubrizol, Neenah Paper bonds, and several others that snapped back from very depressed year end prices. We are buying property/casualty insurance companies, gradually increasing positions.  Electricity, gold mining and oil/gas producers continue as major areas of emphasis.  Individually, the holdings have attractive characteristics and most would be significant inflation beneficiaries.  Recently we have been actively buying Automatic Data Processing (ADP).  It sells at an attractive valuation relative to its history, has a stable business model driven by employment/wages and in our minds has not attracted the attention of other inflation concerned investors.  Other new portfolio purchases include:  the common stocks of Campbell Soup, International Flavors and Fragrances and General Mills. These three were chosen based upon individual fundamentals, but obviously all are not leveraged to economic activity.  So far that has not been part of any grand strategy, but it could be — we’ll see where stock picking takes us.

On June 30th convertibles, mostly bonds, represented about 29% of your portfolio.  As always, we try to “ladder” convert positions, continually adding securities with puts or maturities typically three to five years out.  These purchases are funded by ongoing cash realizations and new money.  In the not so distant past (pre-2008), plenty of these securities reached premiums over their bond values, thanks to strong underlying equity performance.  It would be nice if that happens again — and recent market action suggests the potential for optimism.

Prospector Opportunity Fund Highlights

The Fund’s biggest gainer in the first half of 2009 was Schering-Plough, which agreed to merge with Merck.  Other significant contributors to first half performance include energy stocks such as Nexen and Calpine, technology shares such as Novellus and NetApp, and selected financial stocks Franklin Resources and Lancashire holdings.  We continue to favor companies with solid balance sheets and strong free cash flow generation capabilities in the consumer staples and technology industries.  We also have a significant bet in the metals area, specifically gold mining shares, and the energy sector as a hedge against future inflation and dollar weakness.

PROSPECTOR FUNDS, INC.

We remain wary of companies with highly leveraged balance sheets in consumer discretionary, financial services, and industrial sectors, despite the significant recovery in these shares since the March 2009 market lows.  Our “safe and inexpensive” financial stocks, in particular, have underperformed as investors have increased their appetite for risk by buying the more distressed, more leveraged turnaround situations.  We are attracted to the technology sector:  pristine balance sheets and shorter product life cycles, rather than the industrial sector, where longer, more predictable product cycles are paired with leveraged balance sheets.

Our largest purchases include shares in NVR, a large capital efficient homebuilder operating in the mid Atlantic region, MasterCard, and Platinum Underwriters, the Bermuda-based reinsurer.

Outlook

While we are hardly anticipating a booming economy, we think it bottomed in the June quarter.  This assumption isn’t as heroic as it sounds.  Housing starts shouldn’t fall much from the current level of about 500,000 per year — remember replacement demand is probably above one million. Light truck and passenger car assemblies are scheduled to dramatically increase reflecting low inventories and GM’s quick bankruptcy emergence. Steel prices have rebounded and some mills will restart just to serve the auto industry. There aren’t many obvious quarter to quarter negatives. We suppose the savings rate could go higher — perhaps if home prices keep falling — but probably not by much. One can never be sure, and we’ve been generally too optimistic on the economy lately, but the worst seems behind us.

Interest rates and credit generally look like a major positive for equity markets going into the second half of 2009.  We believe the Fed is unlikely to raise rates until a recovery has clearly taken hold, perhaps hurting 2010, but not this year.  Furthermore credit spreads, which reached historically wide levels have dramatically contracted, easing corporate interest expense and liquidity problems. The yield curve is also very steep, normally a surefire economic growth predictor and a major positive for banks who generally lend long and borrow short. For confirmation of a generally positive financial environment, look no further than soaring high-yield bond funds (20%+ gains over six months) and the stellar performance high grade corporates.

Valuation, the third input to our investment overview, looks reasonable in the context of a steep recession and resultant depressed earnings.  Reported earnings of the S&P 500 might well be zero for the year, but that’s after a torrent of extraordinary charges.  An ongoing number a bit above $50.00 looks about right, down over 40% from the ’07 peak.  This level gives us a reasonable but not terribly cheap 18 P/E multiple on trough earnings. Other valuation metrics seem to cluster near fairly valued as well.

Longer term (we’re talking grandchildren) the huge increase in government intervention over the last twelve months is a concern.  Our new President and a very liberal legislative leadership have responded exuberantly both to their newfound power and the current crisis.  Hopefully they will pause and reflect.  If they don’t, we expect American common sense and an underlying recognition of financial responsibility will soon temper this trend. Regardless, stocks seem like the financial asset of choice going forward.

Thank you for entrusting us with your money.

Respectfully submitted,

John D. Gillespie	Richard P. Howard	Kevin R. O’Brien

PROSPECTOR FUNDS, INC.

Performance data quoted represents past performance; past performance does not guarantee future results.

Opinions expressed are those of the Funds and are subject to change, are not guaranteed, and should not be considered a recommendation to buy or sell any security.

Mutual fund investing involves risk. Principal loss is possible.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  The Funds invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  The Funds invest in smaller and mid-cap companies, which involve additional risks such as limited liquidity and greater volatility.  The Funds may hold restricted securities purchased through private placements.  Such securities can be difficult to sell without experiencing delays or additional costs. Derivatives involve risks different from, and in certain cases, greater than the risks presented by more traditional investments.  These risks are fully disclosed in the prospectus.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. You cannot invest directly in an index. Free cash flow measures the cash generating capability of a company by adding non-cash charges (e.g. depreciation) and interest expense to pretax income. The Price to Earnings (P/E) Ratio is calculated by dividing current price of the stock by the company’s trailing 12 months’ earnings per share. Earnings per share (EPS) is calculated by taking the total earnings divided by the number of shares outstanding.

Fund holdings and/or security allocations are subject to change at any time and are not recommendations to buy or sell any security.  Please see the Schedule of Investments section in this report for a full listing of the Funds holdings.  Current and future portfolio holdings are subject to risk.

Prospector Funds, Inc. are distributed by Quasar Distributors, LLC. (08/09)

PROSPECTOR FUNDS, INC.

Capital Appreciation Fund

The chart assumes an initial investment of $10,000.  Performance reflects waivers of fee and operating expenses in effect.  In the absence of such waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Rates of Return (%)

	One Year Ended	Since Inception(1) to
	June 30, 2009	June 30, 2009
Capital Appreciation Fund	-22.85%	-13.38%
S&P 500 Index(2)	-26.21%	-23.35%

(1)	September 28, 2007
(2)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.  This Index cannot be invested in directly.

PROSPECTOR FUNDS, INC.

Opportunity Fund

The chart assumes an initial investment of $10,000.  Performance reflects waivers of fee and operating expenses in effect.  In the absence of such waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Rates of Return (%)

	One Year Ended	Since Inception(1) to
	June 30, 2009	June 30, 2009
Opportunity Fund	-14.89%	-9.58%
Russell 2000 Index(2)	-25.01%	-22.29%
Russell Midcap Index(3)	-30.36%	-23.85%

(1)	September 28, 2007
(2)	An unmanaged small-cap index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index.
(3)	An unmanaged mid-cap index that measures the performance of the 800 smallest companies in the Russell 1000 Index.

PROSPECTOR FUNDS, INC.

Expense Example
June 30, 2009

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include but are not limited to, redemption fees, wire transfer fees, maintenance fee (IRA accounts), and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 – June 30, 2009).

ACTUAL EXPENSES
The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. The example below includes, but is not limited to, management fees, shareholder servicing fees and other Fund expenses. However, the example below does not include portfolio trading commissions and related expenses, interest expense and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (01/01/09)	Value (06/30/09)	(01/01/09 to 06/30/09)
Capital Appreciation Actual(2)	$1,000.00	$1,062.70	$7.67
Capital Appreciation Hypothetical
(5% return before expenses)	$1,000.00	$1,017.36	$7.50
Opportunity Actual(2)	$1,000.00	$1,034.90	$7.57
Opportunity Hypothetical
(5% return before expenses)	$1,000.00	$1,017.36	$7.50

(1)
Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 1.50% and 1.50% for Capital Appreciation Fund and Opportunity Fund, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year/365 (to reflect the one-half year period).

(2)	Based on the actual returns for the six-month period ended June 30, 2009 of 6.27% and 3.49% for Capital Appreciation Fund and Opportunity Fund, respectively.

PROSPECTOR FUNDS, INC.

Sector Allocation (% of net assets)
as of June 30, 2009(1)(2)

Capital Appreciation Fund

Top 10 Holdings (% of net assets)
as of June 30, 2009(1)(3)

Capital Appreciation Fund

CMS Energy, 2.875%, 12/01/2024	6.2%
Mirant	4.2%
Nexen	4.0%
Barrick Gold	3.2%
E.I. Du Pont de Nemours	3.1%
Calpine	2.5%
Newmont Mining	2.4%
Gold Fields – ADR	2.3%
Unisource Energy	2.3%
Amgen, 0.125%, 02/01/2011	2.3%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
(2)	Sector allocation includes all investment types.
(3)	AIM Short-Term Treasury Portfolio excluded from top 10 holdings.

PROSPECTOR FUNDS, INC.

Sector Allocation (% of net assets)
as of June 30, 2009(1)(2)

Opportunity Fund

Top 10 Holdings (% of net assets)
as of June 30, 2009(1)(3)

Opportunity Fund

Newmont Mining	3.8%
Platinum Underwriters Holdings	3.7%
Schering-Plough	3.1%
Franklin Resources	2.7%
Nexen	2.6%
Mirant	2.3%
Hess	2.3%
Axis Capital Holdings	2.2%
Hugoton Royalty Trust	2.1%
Leucadia National	2.0%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
(2)	Sector allocation includes all investment types.
(3)	AIM Short-Term Treasury Portfolio excluded from top 10 holdings.

PROSPECTOR FUNDS, INC.

Schedule of Investments (Unaudited)
June 30, 2009
Capital Appreciation Fund

Description	Shares	Value
COMMON STOCKS – 66.0%
Banks – 0.5%
Charter Financial	6,900	$81,075
Investors Bancorp*	1,000	9,160
Rockville Financial	1,400	15,330
Waterstone Financial*	6,400	19,008
		124,573
Chemicals – 4.2%
Cabot	2,600	32,708
Chemtura	49,700	11,928
E.I. Du Pont de Nemours	27,900	714,798
Huntsman	22,900	115,187
International Flavors & Fragrances	3,100	101,432
		976,053
Consumer Discretionary – 4.3%
Fortune Brands	5,700	198,018
H&R Block	16,100	277,403
Meredith	16,300	416,465
New York Times, Class A	9,900	54,549
Walt Disney	2,200	51,326
		997,761
Consumer Staples – 5.1%
Campbell Soup	2,200	64,724
Coca-Cola	3,000	143,970
Coca-Cola Enterprises	11,600	193,140
General Mills	1,300	72,826
SUPERVALU	4,900	63,455
Tootsie Roll Industries	16,007	363,199
Viterra*	8,600	74,676
Walgreen	6,800	199,920
		1,175,910
Energy – 12.0%
Cimarex Energy	11,400	323,076
Clayton Williams Energy*	6,100	115,107
El Paso	8,700	80,301
Encore Acquisition*	1,800	55,530
Hess	4,500	241,875
Marathon Oil	10,400	313,352

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Schedule of Investments (Unaudited) – Continued
June 30, 2009
Capital Appreciation Fund

Description	Shares	Value
COMMON STOCKS – 66.0% (CONTINUED)
Energy – 12.0% (Continued)
McMoRan Exploration*	23,600	$140,656
Nexen	42,700	924,455
OPTI – Canada*	56,800	95,224
Parker Drilling*	8,000	34,720
Petro – Canada	8,600	330,412
Repsol YPF – ADR	4,500	100,620
San Juan Basin Royalty Trust	1,700	24,429
		2,779,757
Healthcare – 1.4%
Pfizer	21,600	324,000
Industrials – 0.7%
Sauer-Danfoss	1,500	9,195
Tyco International	5,600	145,488
		154,683
Information Technology – 3.9%
Automatic Data Processing	9,600	340,224
Hewlett-Packard	6,900	266,685
Xerox	43,700	283,176
		890,085
Insurance – 7.2%
Arthur J. Gallagher	3,800	81,092
Berkshire Hathaway, Class B*	146	422,776
Cincinnati Financial	2,600	58,110
Donegal Group, Class A	3,000	45,630
Loews	14,100	386,340
Max Capital Group	11,000	203,060
Mercer Insurance Group	3,400	54,060
Platinum Underwriters Holdings	4,400	125,796
State Auto Financial	16,700	292,250
		1,669,114
Metals & Mining – 9.7%
AngloGold Ashanti – ADR	4,200	153,846
Barrick Gold	22,400	751,520
Gold Fields – ADR	44,200	532,610
Horsehead Holding*	21,000	156,450
Newmont Mining	13,500	551,745

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Schedule of Investments (Unaudited) – Continued
June 30, 2009
Capital Appreciation Fund

Description	Shares	Value
COMMON STOCKS – 66.0% (CONTINUED)
Metals & Mining – 9.7% (Continued)
Norsk Hydro – ADR*	5,700	$29,224
Northgate Minerals*	27,000	57,780
		2,233,175
Paper & Forest Products – 2.4%
Domtar*	7,450	123,521
Graphic Packaging*	26,500	48,495
MeadWestvaco	15,700	257,637
Neenah Paper	15,300	134,793
		564,446
Real Estate – 3.0%
Forestar Group*	19,200	228,096
Post Properties	33,700	452,928
Thomas Properties Group	9,200	14,444
		695,468
Utilities – 11.6%
Calpine*	51,488	574,091
Calpine – Escrow Shares*	1,075,000	56,438
El Paso Electric*	3,000	41,880
Mirant*	61,100	961,714
NV Energy	36,000	388,440
TransAlta	7,300	140,019
Unisource Energy	19,700	522,838
		2,685,420
Total Common Stocks
(Cost $20,419,936)		15,270,445

	Par
CONVERTIBLE CORPORATE BONDS – 28.4%
Amgen, 0.125%, 02/01/2011	$550,000	522,500
Anixter International, 1.000%, 02/15/2013	400,000	329,500
Archer Daniels, 0.875%, 02/15/2014	400,000	364,000
Carnival
2.000%, 04/15/2021	100,000	95,750
0.500%, 04/29/2033 (a)	125,000	81,563
Century Aluminum, 1.750%, 08/01/2024	225,000	162,281

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Schedule of Investments (Unaudited) – Continued
June 30, 2009
Capital Appreciation Fund

Description	Par	Value
CONVERTIBLE CORPORATE BONDS – 28.4% (CONTINUED)
Charles River Laboratories International, 2.250%, 06/15/2013	$50,000	$45,437
CMS Energy
2.875%, 12/01/2024	1,400,000	1,433,250
5.500%, 06/15/2029	100,000	104,000
Conseco, 3.500%, 09/30/2035	250,000	128,750
Dominion Resources, Series C, 2.125%, 12/15/2023	125,000	133,437
Eastman Kodak, 3.375%, 10/15/2033	625,000	503,125
EMC, 1.750%, 12/01/2011	200,000	207,000
ERP Operating, 3.850%, 08/15/2026	450,000	427,185
Kinross Gold
1.750%, 03/15/2028	25,000	23,063
1.750%, 03/15/2028 (b)	175,000	161,437
Medtronic, 1.500%, 04/15/2011	425,000	411,188
Millipore, 3.750%, 06/01/2026	475,000	469,063
Newmont Mining
3.000%, 02/15/2012	100,000	112,750
1.250%, 07/15/2014	150,000	162,563
NovaGold Resources, 5.500%, 05/01/2015	50,000	27,813
Smithfield Foods, 4.000%, 06/30/2013	75,000	66,937
TimberWest Forest, 9.000%, 02/11/2014	20,200	19,972
UAL, 5.000%, 02/01/2021	225,000	94,500
Unisource Energy, 4.500%, 03/01/2035	525,000	444,281
Wyeth, 0.965%, 01/15/2024 (a)	50,000	49,905
Total Convertible Corporate Bonds
(Cost $6,750,567)		6,581,250

CORPORATE BONDS – 0.9%
McMoRan Exploration, 11.875%, 11/15/2014	75,000	63,468
Neenah Paper, 7.375%, 11/15/2014	225,000	144,844
Total Corporate Bonds
(Cost $149,033)		208,312

	Shares
STAPLED UNIT – 0.6%
Paper & Forest Products – 0.6%
TimberWest Forest
(Cost $408,056)	45,300	132,027

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Schedule of Investments (Unaudited) – Continued
June 30, 2009
Capital Appreciation Fund

Description	Shares	Value
WARRANT – 0.3%
Utilities – 0.3%
Mirant*
(Cost $199,579)	47,700	$81,567

CONVERTIBLE PREFERRED STOCK – 0.3%
Energy – 0.3%
El Paso Energy Capital Trust
(Cost $60,343)	2,000	62,800

SHORT-TERM INVESTMENT – 3.2%
AIM Short-Term Treasury Portfolio
(Cost $745,579)	745,579	745,579
Total Investments – 99.7%
(Cost $28,733,093)		23,081,980
Other Assets and Liabilities, Net – 0.3%		62,071
Total Net Assets – 100.0%		$23,144,051

*	Non-income producing security.
(a)	Variable rate security at June 30, 2009.
(b)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of June 30, 2009, the value of these investments was $161,437 or 0.7% of total net assets.

ADR – American Depository Receipt

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Schedule of Investments (Unaudited)
June 30, 2009
Opportunity Fund

Description	Shares	Value
COMMON STOCKS – 87.0%
Banks – 6.0%
Abington Bancorp	11,200	$89,152
AJS Bancorp	2,000	29,000
Brooklyn Federal Bancorp	6,600	74,250
Chicopee Bancorp*	14,000	181,580
Comerica	1,500	31,725
First Horizon National*	6,704	80,450
Fox Chase Bancorp*	11,600	111,244
Hampden Bancorp	5,600	55,440
Northern Trust	1,000	53,680
Ocean Shore Holding	7,300	51,173
Oritani Financial*	10,400	142,584
Roma Financial	6,804	86,683
State Bancorp	4,600	34,776
United Financial Bancorp	3,100	42,842
Westfield Financial	4,200	38,052
		1,102,631
Consumer Discretionary – 3.8%
AFC Enterprises*	10,000	67,500
Gentex	5,300	61,480
H&R Block	6,200	106,826
NVR*	690	346,649
Yum! Brands	3,300	110,022
		692,477
Consumer Staples – 8.8%
Alberto-Culver	13,100	333,133
Church & Dwight	5,150	279,697
Clorox	6,300	351,729
General Mills	4,000	224,080
Hershey	1,660	59,760
H.J. Heinz	7,800	278,460
Viterra*	10,600	92,043
		1,618,902
Diversified Financial Services – 7.1%
CME Group	120	37,333
Cowen Group*	10,523	87,867
Fifth Street Finance	3,200	32,128
Franklin Resources	6,800	489,668

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Schedule of Investments (Unaudited) – Continued
June 30, 2009
Opportunity Fund

Description	Shares	Value
COMMON STOCKS – 87.0% (CONTINUED)
Diversified Financial Services – 7.1% (Continued)
Invesco	5,400	$96,228
Leucadia National*	17,900	377,511
PICO Holdings*	6,400	183,680
		1,304,415
Energy – 11.0%
Cimarex Energy	9,600	272,064
Hess	7,900	424,625
Hugoton Royalty Trust	27,200	392,768
Murphy Oil	4,500	244,440
Nexen	21,800	471,970
San Juan Basin Royalty Trust	16,000	229,920
		2,035,787
Healthcare – 4.7%
Aetna	5,200	130,260
Facet Biotech*	4,700	43,663
Henry Schein*	2,500	119,875
Schering-Plough	22,800	572,736
		866,534
Industrials – 2.6%
Armstrong World Industries*	5,900	97,291
Toro	4,700	140,530
Tyco International	9,200	239,016
		476,837
Information Technology – 10.6%
CA	7,500	130,725
CACI International*	5,640	240,885
EMC*	11,100	145,410
F5 Networks*	1,500	51,885
MasterCard, Class A	2,020	337,966
NetApp*	12,900	254,388
Novellus Systems*	8,700	145,290
Seagate Technology	3,000	31,380
Symantec*	16,400	255,184
Synopsys*	7,300	142,423
Xilinx	10,500	214,830
		1,950,366

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Schedule of Investments (Unaudited) – Continued
June 30, 2009
Opportunity Fund

Description	Shares	Value
COMMON STOCKS – 87.0% (CONTINUED)
Insurance – 17.4%
Alleghany*	122	$33,062
AON	5,700	215,859
Assurant	7,800	187,902
Axis Capital Holdings	15,800	413,644
Chubb	6,100	243,268
Cincinnati Financial	2,500	55,875
Hanover Insurance Group	6,600	251,526
Lancashire Holdings*	37,600	288,574
Max Capital Group	10,200	188,292
Mercury General	1,600	53,488
Platinum Underwriters Holdings	23,900	683,301
Progressive*	13,900	210,029
Wesco Financial Group	427	124,257
Zenith National Insurance	11,900	258,706
		3,207,783
Metals & Mining – 6.6%
Freeport-McMoRan Copper & Gold	1,700	85,187
Horsehead Holding*	20,970	156,226
IAMGOLD	12,200	123,464
Kinross Gold	6,400	116,160
Newmont Mining	17,300	707,051
Pan American Silver*	1,900	34,827
		1,222,915
Paper & Forest Products – 0.4%
Domtar*	758	12,568
Neenah Paper	4,500	39,645
TimberWest Forest	6,900	20,110
		72,323
Real Estate – 0.3%
Forestar Group*	3,600	42,768
Thomas Properties Group	12,900	20,253
		63,021
Utilities – 7.7%
Allegheny Energy	5,400	138,510
Calpine – Escrow Shares*	125,000	6,562
CMS Energy	21,000	253,680

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Schedule of Investments (Unaudited) – Continued
June 30, 2009
Opportunity Fund

Description	Shares	Value
COMMON STOCKS – 87.0% (CONTINUED)
Utilities – 7.7% (Continued)
Empire District Electric	4,900	$80,948
Mirant*	27,100	426,554
NV Energy	29,400	317,226
TransAlta	8,500	163,036
Unisource Energy	1,400	37,156
		1,423,672
Total Common Stocks
(Cost $17,487,021)		16,037,663

	Par
CONVERTIBLE CORPORATE BONDS – 4.2%
Ciena, 0.250%, 05/01/2013	$225,000	147,937
Kinross Gold
1.750%, 03/15/2028	75,000	69,188
1.750%, 03/15/2028 (a)	150,000	138,375
Maxtor
6.800%, 04/30/2010	175,000	174,125
2.375%, 08/15/2012	125,000	107,031
Symantec, 0.750%, 06/15/2011	125,000	125,938
TimberWest Forest, 9.000%, 02/11/2014	4,500	4,449
Total Convertible Bonds
(Cost $740,845)		767,043

CORPORATE BONDS – 2.2%
Broadridge Financial Solutions, 6.125%, 06/01/2017	175,000	147,398
Leucadia National, 7.000%, 08/15/2013	200,000	184,000
Mohawk Industries, 6.250%, 01/15/2011	75,000	72,925
Total Corporate Bonds
(Cost $383,277)		404,323

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Schedule of Investments (Unaudited) – Continued
June 30, 2009
Opportunity Fund

Description	Shares	Value
WARRANT – 0.0%
Utilities – 0.0%
Mirant*
(Cost $27,363)	6,000	$10,260

SHORT-TERM INVESTMENT – 6.2%
AIM Short-Term Treasury Portfolio
(Cost $1,136,027)	1,136,027	1,136,027

Total Investments – 99.6%
(Cost $19,774,533)		18,355,316
Other Assets and Liabilities, Net – 0.4%		69,158
Total Net Assets – 100.0%		$18,424,474

*	Non-income producing security.
(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." As of June 30, 2009, the value of these investments was $138,375 or 0.8% of total net assets.

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Statements of Assets and Liabilities (Unaudited)
June 30, 2009

	Capital Appreciation Fund	Opportunity Fund
ASSETS:
Investments, at market value
(Cost $28,733,093 and $19,774,533 respectively)	$23,081,980	$18,355,316
Cash	288	1,160
Receivable for investment securities sold	141,334	25,803
Receivable for dividends and interest	65,824	29,307
Receivable for capital shares sold	41,743	40,484
Receivable for adviser reimbursements, net	—	5,976
Prepaid expenses and other assets	11,671	10,550
Total assets	23,342,840	18,468,596

LIABILITIES:
Payable for investment securities purchased	143,190	—
Payable to adviser, net	4,081	—
Accrued distribution fees	4,783	2,454
Accrued expenses and other liabilities	46,735	41,668
Total liabilities	198,789	44,122

NET ASSETS	$23,144,051	$18,424,474

COMPOSITION OF NET ASSETS:
Portfolio capital	$29,398,998	$21,595,222
Undistributed net investment income	281,974	22,568
Accumulated net realized loss on investments	(885,619)	(1,774,035)
Net unrealized depreciation of investments	(5,651,302)	(1,419,281)
Total net assets	$23,144,051	$18,424,474

CAPITAL STOCK, $0.0001 par value
Authorized	500,000,000	500,000,000
Issued and outstanding	2,007,796	1,479,062

NET ASSET VALUE, REDEMPTION PRICE,
AND OFFERING PRICE PER SHARE	$11.53	$12.46

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Statements of Operations (Unaudited)
For the Six Months Ended June 30, 2009

	Capital Appreciation Fund	Opportunity Fund
INVESTMENT INCOME:
Interest income	$305,288	$35,010
Dividend income	161,810	116,789
Less: Foreign taxes withheld	(2,008)	(651)
Total investment income	465,090	151,148

EXPENSES:
Investment advisory fees	115,649	91,389
Directors’ fees	29,194	22,851
Administration fees	21,509	21,167
Fund accounting fees	20,262	19,093
Legal fees	18,075	14,143
Transfer agent fees	14,372	12,665
Audit fees	13,537	13,537
Distribution fees	10,817	8,094
Registration fees	10,571	10,488
Other expenses	7,298	5,375
Custodian fees	6,240	5,197
Postage and printing fees	2,016	1,478
Total expenses	269,540	225,477
Less: Fee waivers	(111,836)	(91,389)
Less: Reimbursed expenses	—	(9,466)
Total net expenses	157,704	124,622
NET INVESTMENT INCOME	307,386	26,526

REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized loss on investments	(347,947)	(994,116)
Net change in unrealized depreciation of investments	1,273,601	1,461,423
Net gain on investments	925,654	467,307

NET INCREASE IN NET
ASSETS RESULTING FROM OPERATIONS	$1,233,040	$493,833

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Statements of Changes in Net Assets

	Capital Appreciation Fund
	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008
OPERATIONS:
Net investment income	$307,386	$148,246
Net realized loss on investments	(347,947)	(552,140)
Net change in unrealized depreciation on investments	1,273,601	(6,860,410)
Net increase (decrease) resulting from operations	1,233,040	(7,264,304)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,634,072	23,743,136
Proceeds from reinvestment of distributions	—	182,415
Payments for shares redeemed	(1,821,622)	(4,566,416)
Redemption fees	7,179	16,988
Net increase from capital share transactions	1,819,629	19,376,123

DISTRIBUTIONS PAID FROM:
Net investment income	—	(166,867)
Net realized gains	—	(21,567)
Total distributions to shareholders	—	(188,434)

TOTAL INCREASE IN NET ASSETS	3,052,669	11,923,385

NET ASSETS:
Beginning of period	20,091,382	8,167,997
End of period (including undistributed
(distributions in excess of) net investment
income of $281,974 and $(25,412), respectively)	$23,144,051	$20,091,382

TRANSACTIONS IN SHARES:
Shares sold	337,134	1,694,655
Shares issued in reinvestment of distributions	—	17,176
Shares redeemed	(180,948)	(406,802)
Net increase	156,186	1,305,029

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Statements of Changes in Net Assets

	Opportunity Fund
	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008
OPERATIONS:
Net investment income	$26,526	$71,163
Net realized loss on investments	(994,116)	(764,416)
Net change in unrealized depreciation on investments	1,461,423	(2,846,430)
Net increase (decrease) resulting from operations	493,833	(3,539,683)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,541,067	16,344,630
Proceeds from reinvestment of distributions	—	73,907
Payments for shares redeemed	(1,641,848)	(2,683,607)
Redemption fees	6,806	7,947
Net increase from capital share transactions	1,906,025	13,742,877

DISTRIBUTIONS PAID FROM:
Net investment income	—	(74,309)
Net realized gains	—	—
Total distributions to shareholders	—	(74,309)

TOTAL INCREASE IN NET ASSETS	2,399,858	10,128,885

NET ASSETS:
Beginning of period	16,024,616	5,895,731
End of period (including undistributed
(distributions in excess of) net investment
income of $22,568 and $(3,958), respectively)	$18,424,474	$16,024,616

TRANSACTIONS IN SHARES:
Shares sold	298,253	1,152,108
Shares issued in reinvestment of distributions	—	6,226
Shares redeemed	(150,397)	(221,322)
Net increase	147,856	937,012

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Financial Highlights

	Capital Appreciation Fund
	Six Months Ended			September 28, 2007(1)
	June 30, 2009		Year Ended	through
	(Unaudited)		December 31, 2008	December 31, 2007
For a Fund share outstanding
throughout the period

NET ASSET VALUE:
Beginning of period	$10.85		$14.94	$15.00

OPERATIONS:
Net investment income	0.15		0.08	0.01
Net realized and unrealized
gain (loss) on investments	0.53		(4.08)	(0.06)
Total from operations	0.68		(4.00)	(0.05)

LESS DISTRIBUTIONS:
From net investment income	—		(0.09)	(0.01)
From net realized gains	—		(0.01)	—
Total distributions	—		(0.10)	(0.01)

Paid in capital from redemption fees	—		0.01	—

NET ASSET VALUE:
End of period	$11.53		$10.85	$14.94

TOTAL RETURN	6.27	%(2)	(26.67)%	(0.32	)%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$23,144		$20,091	$8,168
Ratio of expenses to average net assets:
Before expense reimbursement	2.56	%(3)	3.51%	11.28	%(3)
After expense reimbursement	1.50	%(3)	1.50%	1.50	%(3)
Ratio of net investment
income (loss) to average net assets:
Before expense reimbursement	1.86	%(3)	(1.07)%	(9.38	)%(3)
After expense reimbursement	2.92	%(3)	0.94%	0.40	%(3)
Portfolio turnover rate	19	%(2)	21%	5	%(2)

(1)	Inception date of the fund.
(2)	Not annualized.
(3)	Annualized.

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Financial Highlights

	Opportunity Fund
	Six Months Ended			September 28, 2007(1)
	June 30, 2009		Year Ended	through
	(Unaudited)		December 31, 2008	December 31, 2007
For a Fund share outstanding
throughout the period

NET ASSET VALUE:
Beginning of period	$12.04		$14.96	$15.00

OPERATIONS:
Net investment income	0.02		0.05	0.02
Net realized and unrealized
gain (loss) on investments	0.40		(2.92)	(0.01)
Total from operations	0.42		(2.87)	0.01

LESS DISTRIBUTIONS:
From net investment income	—		(0.06)	(0.02)
From net realized gains	—		—	(0.03)
Total distributions	—		(0.06)	(0.05)

Paid in capital from redemption fees	—		0.01	—

NET ASSET VALUE:
End of period	$12.46		$12.04	$14.96

TOTAL RETURN	3.49	%(2)	(19.14)%	0.11	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$18,424		$16,025	$5,896
Ratio of expenses to average net assets:
Before expense reimbursement	2.71	%(3)	4.11%	14.50	%(3)
After expense reimbursement	1.50	%(3)	1.50%	1.50	%(3)
Ratio of net investment
income (loss) to average net assets:
Before expense reimbursement	(0.89	)%(3)	(1.96)%	(12.27	)%(3)
After expense reimbursement	0.32	%(3)	0.65%	0.73	%(3)
Portfolio turnover rate	32	%(2)	66%	18	%(2)

(1)	Inception date of the fund.
(2)	Not annualized.
(3)	Annualized.

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Notes to the Financial Statements (Unaudited)
June 30, 2009

1.  ORGANIZATION

Prospector Funds, Inc. (the “Corporation”) was organized as a Maryland corporation on June 6, 2007 and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end diversified management investment company.  The Corporation issues its shares in series, each series representing a distinct portfolio with its own investment objectives and policies.  There are two series presently authorized, the Prospector Capital Appreciation Fund and the Prospector Opportunity Fund (individually a “Fund” and collectively the “Funds”).  The Funds commenced operations on September 28, 2007.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund:

Security Valuation – Portfolio securities which are traded on an exchange are valued at the last sales price reported by the exchange on which the securities are primarily traded on the day of valuation.  If there are no sales on a given day for securities traded on an exchange or for securities not traded or dealt on any securities exchange for which over-the-counter market quotations are readily available, the latest bid quotation will be used.  Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the market value of the instrument.  Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by Prospector Partners Asset Management, LLC (the “Adviser” or “Investment Manager”) pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Directors.

The Funds adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157), on January 1, 2008.  FAS 157 requires the Funds to classify its securities based on a valuation method, using the following levels:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

PROSPECTOR FUNDS, INC.

Notes to the Financial Statements (Unaudited) – Continued
June 30, 2009

As of June 30, 2009, each fund’s investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Capital Appreciation Fund
Equity
Consumer Discretionary	$1,006,956	$—	$—	$1,006,956
Consumer Staples	1,175,910	—	—	1,175,910
Energy	2,842,557	—	—	2,842,557
Financials	2,489,155	—	—	2,489,155
Healthcare	324,000	—	—	324,000
Industrials	145,488	—	—	145,488
Information Technology	890,085	—	—	890,085
Materials	3,905,701	—	—	3,905,701
Telecommunication Services	—	—	—	—
Utilities	2,710,549	—	56,438	2,766,987
Total Equity	15,490,401	—	56,438	15,546,839
Fixed Income
Convertible Bonds	—	6,561,278	19,972	6,581,250
Corporate Bonds	—	208,312	—	208,312
Total Fixed Income	—	6,769,590	19,972	6,789,562
Short-Term Investments	745,579	—	—	745,579
Total Investments	$16,235,980	$6,769,590	$76,410	$23,081,980
Other Financial Instruments*	$—	$—	$—	$—

Opportunity Fund
Equity
Consumer Discretionary	$692,477	$—	$—	$692,477
Consumer Staples	1,618,902	—	—	1,618,902
Energy	2,035,787	—	—	2,035,787
Financials	5,494,170	—	—	5,494,170
Healthcare	866,534	—	—	866,534
Industrials	660,517	—	—	660,517
Information Technology	1,950,366	—	—	1,950,366
Materials	1,295,238	—	—	1,295,238
Telecommunication Services	—	—	—	—
Utilities	1,427,370	—	6,562	1,433,932
Total Equity	16,041,361	—	6,562	16,047,923
Fixed Income
Convertible Bonds	—	762,594	4,449	767,043
Corporate Bonds	—	404,323	—	404,323
Total Fixed Income	—	1,166,917	4,449	1,171,366
Short-Term Investments	1,136,027	—	—	1,136,027
Total Investments	$17,177,388	$1,166,917	$11,011	$18,355,316
Other Financial Instruments*	$—	$—	$—	$—

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument (none held as of June 30, 2009).

PROSPECTOR FUNDS, INC.

Notes to the Financial Statements (Unaudited) – Continued
June 30, 2009

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Capital		Opportunity
	Appreciation Fund		Fund
	Equity -	Convertible	Equity -	Convertible
	Utilities	Bonds	Utilities	Bonds
Balance as of 12/31/2008	$31,000	$ —	$5,000	$ —
Accrued discounts/ premiums	—	—	—	—
Realized gain (loss)	—	—	—	—
Change in net unrealized appreciation (depreciation)	14,938	3,455	1,562	770
Net purchases (sales)	10,500	16,517	—	3,679
Transfers in and/or out of Level 3	—	—	—	—
Balance as of 6/30/2009	$56,438	$19,972	$6,562	$4,449

The Funds have adopted Statement of Financial Accounting Standard No. 161, “Disclosures about Derivatives Instruments and Hedging Activities” (FAS 161).  FAS 161 is an amendment to Statement of Financial Accounting Standards No. 133 (FAS 133), expanding the disclosure requirements of FAS 133 regarding the Funds’ use of derivative instruments and hedging activities.  As of June 30, 2009, the Funds held no derivative instruments.

Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually.  The character of distributions made during the period from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes.  All short-term capital gains are included in ordinary income for tax purposes.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes – The Funds intend to meet the requirements of subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds.  Therefore, no federal income or excise tax provision is required.  The Funds recognize uncertain tax positions consistent with FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes.”  As of June 30, 2009, there were no such uncertainties recognized in the accompanying financial statements.

Foreign Currency Translation – The books and records relating to the Funds’ non-U.S. dollar denominated investments are maintained in U.S. dollars on the following bases:  (1) market value of investment securities, assets, and liabilities are translated at the current rate of exchange; and (2) purchases and sales of investment securities, income, and expenses are translated at the relevant rates of exchange prevailing on the respective dates of such transactions.  The Funds do not isolate the portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.  The Funds report certain foreign currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

PROSPECTOR FUNDS, INC.

Notes to the Financial Statements (Unaudited) – Continued
June 30, 2009

Expenses – Expenses directly attributable to a Fund are charged to that Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based on relative net assets or another appropriate basis.

Other – Investment and shareholder transactions are recorded on the trade date.  Each Fund determines the gain or loss realized from the investment transactions on the basis of identified cost.  Dividend income is recognized on the ex-dividend date.  Interest income, including amortization of bond premium and discount, is recognized on an accrual basis.

3.  INVESTMENT TRANSACTIONS

During the six months ended June 30, 2009, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows:

	Purchases	Sales
Capital Appreciation Fund	$5,591,175	$3,893,033
Opportunity Fund	6,608,493	4,905,241

There were no purchases or sales of long-term U.S. Government securities.

The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at June 30, 2009, were as follows:

	Aggregate	Aggregate		Federal
	Gross	Gross		Income
	Appreciation	Depreciation	Net	Tax Cost
Capital Appreciation Fund	$1,309,787	$(6,960,900)	$(5,651,113)	$28,733,093
Opportunity Fund	1,314,482	(2,733,699)	(1,419,217)	19,774,533

At December 31, 2008, the Funds’ most recently completed fiscal year-end, components of accumulated earnings (deficit) on a tax-basis were as follows:

	Undistributed	Other		Total
	Ordinary	Accumulated	Unrealized	Accumulated
	Income	Losses	Depreciation	Earnings (Deficit)
Capital Appreciation Fund	$—	$(364,409)	$(7,123,578)	$(7,487,987)
Opportunity Fund	—	(744,630)	(2,919,951)	(3,664,581)

As of December 31, 2008, Opportunity Fund had capital loss carryovers of $311,833, which if not offset by subsequent capital gains, will expire in 2016.  As of December 31, 2008, Capital Appreciation Fund and Opportunity Fund had $343,957 and $416,338, respectively, of deferred, on a tax basis, post-October losses.

There were no distributions paid during the six months ended June 30, 2009.

The tax character of distributions paid during the fiscal year ended December 31, 2008 were as follows:

	Ordinary	Return of	Long Term
	Income	Capital	Capital Gains	Total
Capital Appreciation Fund	$180,221	$8,213	$—	$188,434
Opportunity Fund	72,626	1,683	—	74,309

PROSPECTOR FUNDS, INC.

Notes to the Financial Statements (Unaudited) – Continued
June 30, 2009

4.  AGREEMENTS

The Funds have entered into an Investment Advisory Agreement with the Adviser, with whom certain directors and officers of the Corporation are affiliated, to furnish investment advisory services to the Funds.  Pursuant to this Agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.10% as applied to each Fund’s daily net assets.

The Adviser has contractually agreed to waive, through September 28, 2010 its management fee and/or reimburse each Fund’s other expenses to the extent necessary to ensure that each Fund’s operating expenses do not exceed 1.50% of its average daily net assets.  Any such waiver or reimbursement may be subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal year are less than the respective expense cap limitations, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.  Waived/reimbursed fees and expenses subject to potential recovery by year of expiration are as follows:

Expiration	Capital Appreciation Fund	Opportunity Fund
12/31/10	$156,132	$156,522
12/31/11	316,194	287,941
12/31/12	111,836	100,855
Total	$584,162	$545,318

As of June 30, 2009, it was possible, but not probable, those amounts would be recovered by the Adviser.  At the end of each fiscal year in the future, the Funds will continue to assess the potential recovery of waived/reimbursed fees and expenses for financial reporting purposes.

Quasar Distributors, LLC (“Quasar”), a subsidiary of U.S. Bancorp, serves as distributor of the Funds’ shares pursuant to a Distribution Agreement with the Corporation. Each Fund’s shares are sold on a no-load basis and, therefore, Quasar receives no sales commission or sales load for providing services to the Funds.  The Corporation has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), which authorizes the Corporation to reimburse Quasar and certain financial intermediaries who assist in distributing each Fund’s shares or who provide shareholder services to Fund shareholders a distribution and/or shareholder servicing fee of up to 0.25% of each Fund’s average daily net assets (computed on an annual basis). All or a portion of the fee may be used by the Funds or Quasar to pay the Fund’s distribution fees and costs of printing reports and prospectuses for potential investors and the costs of other distribution and shareholder services expenses.  During the six months ended June 30, 2009, Capital Appreciation Fund and Opportunity Fund incurred expenses of $10,817 and $8,094, respectively, pursuant to the 12b-1 Plan.

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and fund accountant for the Funds.  U.S. Bank, N.A. serves as custodian for the Funds.

5.  INDEMNIFICATIONS

The Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

PROSPECTOR FUNDS, INC.

Notes to the Financial Statements (Unaudited) – Continued
June 30, 2009

6.  SUBSEQUENT EVENTS

Management has evaluated fund related events and transactions that occurred subsequent to June 30, 2009, through August 28, 2009, the date of issuance of the funds’ financial statements.  There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the funds’ financial statements.

PROSPECTOR FUNDS, INC.

Additional Information (Unaudited)
June 30, 2009

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the Public Reference Room call 1-800-SEC-0330.  In addition, the Funds’ Form N-Q is available without charge upon request by calling 1-877-PFI-STOCK or 1-877-734-7862.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-877-PFI-STOCK or 1-877-734-7862.  Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-877-PFI-STOCK or 1-877-734-7862, or (2) on the SEC’s website at www.sec.gov.

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DIRECTORS
John D. Gillespie
Harvey D. Hirsch
Joseph Klein III
Roy L. Nersesian
John T. Rossello, Jr.

INVESTMENT ADVISER
Prospector Partners Asset Management, LLC
370 Church Street
Guilford, CT  06437

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

CUSTODIAN
U.S. Bank, N.A.
1555 North River Center Drive
Milwaukee, WI  53212

ADMINISTRATOR AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
Third Floor
615 E. Michigan Street
Milwaukee, WI  53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
220 South Sixth Street, Suite 1400
Minneapolis, MN  55402

LEGAL COUNSEL
Seward & Kissel LLP
One Battery Plaza
New York, NY  10004

This report should be accompanied or preceded by a prospectus.

The Funds’ Statement of Additional Information contains additional information about the
Funds’ directors and is available without charge upon request by calling 1-877-PFI-STOCK.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Note applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Prospector Funds, Inc.

By (Signature and Title)*   /s/ John D. Gillespie
John D. Gillespie, President

Date  September 8, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ John D. Gillespie
John D. Gillespie, President

Date  September 8, 2009

By (Signature and Title)*    /s/ Peter N. Perugini, Jr.
Peter N. Perugini, Jr., Treasurer

Date  September 8, 2009

* Print the name and title of each signing officer under his or her signature.